Acquisition of Alpine Industries, LLC	3 Months Ended
Mar. 31, 2017
Transfers and Servicing [Abstract]
Acquisition of Alpine Industries, LLC

Note 12 – Acquisition of Alpine Industries, LLC

On November 23, 2016, Adama Technologies completed its acquisition of Alpine Industries, LLC. Unaudited pro forma results of operations data for the fiscal years ending December 31, 2016 and 2015 as if the companies had been combined as of January 1, 2015. The pro forma results include estimates and assumptions which management believes are reasonable. However, pro forma results are not necessarily indicative of the results that would have occurred if the reverse merger had been in effect on the date indicated or which may result in the future.

UNAUDITED PRO FORMA STATEMENT OF OPERATIONS

	Year Ended December 31, 2016	Year Ended December 31, 2015

Revenues	$ 2,880,248	$ 2,468,657
Cost of Goods Sold	2,082,662	2,107,697
Gross Profit	797,586	360,960

Expenses:

General and Administrative	14,957,282	351,001
Depreciation and Amortization	83,043	97,545
Consulting	8,526,000	180,000
Total Operating Expenses	23,566,325	628,546

Income(Loss) From Operations	(22,768,739)	(267,586)

Other Income (Expenses)
Gain on Sale of Asset	228,018	-
Forgiveness of debt	-	22,030
Judgment	-	(248,490)
Loss of extinguishment of debt	-	(497,500)
Convertible note premium	-	371,640
Gain/(Loss) on Derivatives	(1,956,894)	25,333
Interest Expense	(1,059,042)	(106,115)
Total Other Income/(Expense)	(2,787,918)	(433,102)

Net Income/(Loss) before Income Taxes	(25,556,657)	(700,688)

Income Tax Expense	-	-
Net Income/(Loss)	(25,556,657)	(700,688)